Investments - Summary of analysis of changes in carrying value of investments in joint ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments
At start of year	£ 178	£ 159
Share of results of joint ventures and associates	43	46	£ 19
Dividends received from joint ventures and associates	(37)	(21)	(33)
Exchange translation differences	(15)	(6)
At end of year	£ 169	£ 178	£ 159